CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,878,076	$ 5,599,608	¥ 49,010,541
Accounts receivable, net of allowance for doubtful accounts of RMB991,743 and RMB992,010 as of December 31, 2015 and 2016, respectively	8,607,120	1,239,683	7,153,663
Advances to suppliers	9,085,165	1,308,536	898,126
Prepayments and other current assets	11,625,716	1,674,452	9,463,149
Amounts due from a related party	19,842,139	2,857,862	10,732,643
Total current assets	88,038,216	12,680,141	77,258,122
Investments in equity investees	163,037,501	23,482,284	267,539,694
Property, equipment and software, net	26,765,824	3,855,081	33,846,518
Goodwill			10,342,694
Intangible assets, net			78,876,486
Land use right, net	66,431,476	9,568,123	68,352,386
Other long-lived assets, net	6,618,977	953,331	1,879,021
TOTAL ASSETS	350,891,994	50,538,960	538,094,921
Current liabilities:
Short-term borrowing (including short-term borrowing of the consolidated VIEs without recourse to the Group of nil and RMB24,992,214 as of December 31, 2015 and December 31, 2016, respectively)	107,517,367	15,485,722
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB7,292,389 and RMB5,883,617 as of December 31, 2015 and December 31, 2016, respectively)	37,038,856	5,334,704	41,248,455
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of RMB266,323 and RMB61,071 as of December 31, 2015 and December 31, 2016, respectively)	283,994	40,904	551,445
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB8,913,065 and RMB15,396,355 as of December 31, 2015 and December 31, 2016, respectively)	26,711,967	3,847,323	19,605,593
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB11,865,648 and RMB27,859,901 as of December 31, 2015 and December 31, 2016, respectively)	107,203,023	15,440,447	77,730,267
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of RMB4,732,678 and RMB3,121,950 as of December 31, 2015 and December 31, 2016, respectively)	15,921,873	2,293,227	18,552,217
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of RMB169,998,682 as of both December 31, 2015 and December 31, 2016)	169,998,682	24,484,903	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2015 and December 31, 2016)	16,357,737	2,356,004	64,414,941
Interest payables (including interest payables of consolidated VIEs without recourse to the Group of nil as of both December 31, 2015 and December 31, 2016)	412,626	59,431
Accrued expense and other current liabilities (including accrued expense and other current liabilities of the consolidated VIEs without recourse to the Group of RMB19,082,615 and RMB77,781,852 as of December 31, 2015 and December 31, 2016, respectively)	92,302,898	13,294,383	35,864,424
Total current liabilities	573,749,023	82,637,048	427,966,024
Long-term borrowing (including long-term borrowing of consolidated VIEs without recourse to the Group of nil as of both December 31, 2015 and December 31, 2016)	35,141,459	5,061,423	31,726,575
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2015 and December 31, 2016)	197,284,836	28,414,927	135,182,536
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2015 and December 31, 2016)			5,690,705
TOTAL LIABILITIES	806,175,318	116,113,398	600,565,840
Commitments and contingencies (Note 33)
Redeemable noncontrolling interest (Note 31)	246,771,133	35,542,436	178,605,097
SHAREHOLDERS' EQUITY (DEFICITS):
Ordinary shares (US$0.01 par value; 23,701,601 and 23,915,501 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	1,931,642	278,214	1,917,620
Additional paid-in capital	2,525,599,832	363,762,038	2,080,041,288
Statutory reserves	28,071,982	4,043,206	28,071,982
Accumulated other comprehensive (loss) income	2,582,023	371,889	(3,372,588)
Accumulated deficit	(2,897,802,287)	(417,370,342)	(2,304,020,698)
The9 Limited shareholders' equity (deficit)	(339,616,808)	(48,914,995)	(197,362,396)
Non-controlling interest	(362,437,649)	(52,201,879)	(43,713,620)
Total shareholders' equity (deficit)	(702,054,457)	(101,116,874)	(241,076,016)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICITS)	¥ 350,891,994	$ 50,538,960	¥ 538,094,921